CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 68	¥ 475	$ 441	¥ 3,082	¥ 4,753	¥ 31,695
RMB [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	49	341		1,469
US [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	5	34		1,366
HK [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 14	¥ 100		¥ 247